Share Capital - Additional Information (Detail) $ in Millions				1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 15, 2021	Mar. 29, 2021	Feb. 20, 2019 USD ($) shares	Mar. 31, 2021 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2018 USD ($)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Proceed from issuance of shares					¥ 437,000,000	$ 67.0
Share schemes trust withheld amount							¥ (105,000,000)	¥ (47,000,000)	¥ (31,000,000)
Payments for repurchase of shares							3,479,000,000	134,000,000
Repurchase of shares							(3,561,000,000)	(134,000,000)
Share Repurchase Scheme [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Payments for repurchase of shares							553,000,000	19,000,000
American Depositary Shares [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Repurchase of shares							¥ 49,046,329	¥ 1,936,742
Period Of Shares Repurchased	12 months	12 months
Class A Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Maximum repurchase amount | $				$ 1,000.0
Proceed from issuance of shares | $			$ 1.8
Issuance of ordinary shares, Shares | shares			280,512
Share schemes trust withheld | shares							1,878,732	1,046,852	617,634	617,634
Share schemes trust withheld amount							¥ 105,000,000	¥ 47,000,000	¥ 31,000,000
Shares held for share scheme Trust | shares							16,297,722	35,763,090	31,310,524	31,310,524
Class A Ordinary Shares in Form Of American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Maximum repurchase amount | $										$ 400.0